CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax expense, fair value through other comprehensive income	$ 0.1	$ 0.0
Income tax expense (recovery), cash flow hedges - effective portion	(4.8)	3.0
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	$ 0.5	$ 6.6